Long-term Debt - Asset-Based Loan Facilities (Details)				12 Months Ended
	Aug. 09, 2016 USD ($)	Jun. 22, 2016 USD ($)	Dec. 21, 2015 USD ($)	Feb. 24, 2018 USD ($)	Feb. 25, 2017 USD ($)
Debt Instrument [Line Items]
Outstanding balance on letters of credit				$ 205,600,000	$ 237,600,000
Line of credit | Asset-Based Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				4,000,000,000
Proceeds from lines of credit		$ 300,000,000
Repayments of lines of credit	$ 470,000,000
Long-term Line of Credit				$ 0	0
Covenant triggering threshold, percentage of aggregate commitments			10.00%
Covenant triggering threshold, excess availability amount			$ 250,000,000
Debt covenant, fixed charge coverage ratio			1
Line of credit | Asset-Based Loan Facility | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate				1.25%
Line of credit | Asset-Based Loan Facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate				1.75%
Letter of credit | LOC Sub-facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 1,975,000,000
Outstanding balance on letters of credit				$ 576,800,000	$ 622,300,000